SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAXES FROM CONTINUING OPERATIONS (Details) - GBP (£)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Domestic	£ (4,380,046)	£ (61,780,879)
Foreign	(783,969)	(1,532,561)
Total domestic and foreign	£ (5,164,015)	£ (63,313,440)